Note 18 - Assets and Liabilities Associated With Assets Held for Sale - Non-current Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Statement Line Items [Line Items]
Solar plant	$ 13,483		$ 13,397
Site restoration liability	98	$ 128
Blanket Mine [member]
Statement Line Items [Line Items]
Solar plant	13,483	13,519	$ 13,397
Site restoration liability	$ 98	$ 128